GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

   Statement of Additional Information ("SAI") Supplement dated April 2, 2002 to SAI dated May 1, 2001 (as amended March 21, 2002)

  Strong GVIT Mid Cap Growth Fund (formerly "Strong NSAT Mid Cap Growth Fund")
                      Nationwide GVIT Strategic Value Fund
                  (formerly "Nationwide Strategic Value Fund")
Federated GVIT Equity Income Fund (formerly "Federated NSAT Equity Income Fund")
                      Federate GVIT High Income Bond Fund
                (formerly "Federated NSAT High Income Bond Fund")
   J.P. Morgan GVIT Balanced Fund (formerly "J.P. Morgan NSAT Balanced Fund") MAS GVIT Multi Sector Bond Fund (formerly "MAS NSAT Multi Sector Bond Fund")
     GVIT Small Cap Value Fund (formerly "Nationwide Small Cap Value Fund")
    GVIT Small Cap Growth Fund (formerly "Nationwide Small Cap Growth Fund") Gartmore GVIT Worldwide Leaders Fund (formerly "Nationwide Global 50 Fund")
  Dreyfus GVIT Mid Cap Index Fund (formerly "Dreyfus NSAT Mid Cap Index Fund")
       GVIT Small Company Fund (formerly "Nationwide Small Company Fund")
         Gartmore GVIT Total Return Fund (formerly "Total Return Fund")
        Gartmore GVIT Growth Fund (formerly "Capital Appreciation Fund")
      Gartmore GVIT Government Bond Fund (formerly "Government Bond Fund")
         Gartmore GVIT Money Market Fund (formerly "Money Market Fund")
    Turner GVIT Growth Focus Fund (formerly "Turner NSAT Growth Focus Fund")
            Gartmore GVIT Global Technology and Communications Fund
      (formerly "Gartmore NSAT Global Technology and Communications Fund")
                    Gartmore GVIT Global Health Sciences Fund
             (formerly "Gartmore NSAT Global Health Sciences Fund")
                      Gartmore GVIT Millennium Growth Fund
                (formerly "Gartmore NSAT Millennium Growth Fund")
                      Gartmore GVIT Emerging Markets Fund
                (formerly "Gartmore NSAT Emerging Markets Fund")
                    Gartmore GVIT International Growth Fund
              (formerly "Gartmore NSAT International Growth Fund")
Gartmore GVIT Global Leaders Fund (formerly "Gartmore NSAT Global Leaders Fund")
                      Gartmore GVIT European Leaders Fund
                (formerly "Gartmore NSAT European Growth Fund")
                    Gartmore GVIT Global Small Companies Fund
             (formerly "Gartmore NSAT Global Small Companies Fund")
           Gartmore GVIT OTC Fund (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
                         Gartmore GVIT U.S. Leaders Fund
                     Gartmore GVIT Asia Pacific Leaders Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
              Gartmore GVIT Investor Destinations Aggressive Fund
            (formerly "GVIT Investor Destinations Aggressive Fund")
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
       (formerly "NSAT Investor Destinations Moderately Aggressive Fund")
                Gartmore GVIT Investor Destinations Moderate Fund
              (formerly "NSAT Investor Destinations Moderate Fund")
        Gartmore GVIT Investor Destinations Moderately Conservative Fund
      (formerly "NSAT Investor Destinations Moderately Conservative Fund")
              Gartmore GVIT Investor Destinations Conservative Fund
            (formerly "NSAT Investor Destinations Conservative Fund")
           GVIT Money Market Fund II (formerly "Money Market Fund II")


Effective May 1, 2002, Van Kampen Asset Management Inc. will replace Federated Investment Counseling as the subadviser for the Federated GVIT Equity Income Fund (the "Fund") and the Fund name will be changed to Comstock GVIT Value Fund.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                          THE SAI FOR FUTURE REFERENCE.